Inventory - Schedule of Inventory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Inventory [Abstract]
Commodity stocks	$ 114	¥ 794	¥ 237
Fertilizer	215	1,507
Inventory, Net, Total	$ 329	¥ 2,301	¥ 237